SEGMENT INFORMATION	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
SegmentInformationLineItem [Line Items]
SEGMENT INFORMATION

NOTE 9 — SEGMENT INFORMATION

ASC 280, Segment Reporting, establishes standards for a public entity to report information about operating segments using the “management approach.” Operating segments are components of an entity for which discrete financial information is available and that are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, and applied the guidance retrospectively to all periods presented. The adoption did not change the Company’s identification of operating segments

The Company’s CODM has been identified as the Chief Executive Officer (the “CODM”), who reviews operating results on a consolidated basis to allocate resources and assess performance. Accordingly, management has determined the Company has one operating and reportable segment.

The CODM assesses performance and allocates resources based on net income (loss), which is reported on the statement of operations. The significant segment expense category regularly provided to the CODM is formation and operating costs. All other segment items included in net income (loss) primarily consist of interest income on investments held in the Trust Account, interest earned on cash held in bank accounts, and income taxes, if any, and are included in the statement of operations and described in the related notes.

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Formation and operating costs	$(169,363)	$(22,733)	$(757,380)	$(22,733)
Other segment income	$541,720	$30	$1,076,450	$30
Net income (loss)	$372,357	$(22,703)	$319,070	$(22,703)

The measure of segment assets is total assets as reported on the unaudited consolidated balance sheets. Total assets were $61,801,131 and $61,017,446 as of June 30, 2026 and December 31, 2025, respectively. The CODM also monitors cash and investments held in the Trust Account, which were $61,500,162 and $60,429,224 as of those dates, respectively.

NOTE 8 — SEGMENT REPORTING

ASC 280, Segment Reporting, establishes standards for a public entity to report information about operating segments using the “management approach.” Operating segments are components of an entity for which discrete financial information is available and that are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, and applied the guidance retrospectively to all periods presented. The adoption did not change the Company’s identification of operating segments

The Company’s CODM has been identified as the Chief Executive Officer (the “CODM”), who reviews operating results on a consolidated basis to allocate resources and assess performance. Accordingly, management has determined the Company has one operating and reportable segment.

The CODM assesses performance and allocates resources based on net income (loss), which is reported on the statement of operations. The significant segment expense category regularly provided to the CODM is formation and operating costs. All other segment items included in net income (loss) primarily consist of interest income on investments held in the Trust Account, interest earned on cash held in bank accounts, and income taxes, if any, and are included in the statement of operations and described in the related notes.

Schedule for Reportable Segment

	Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Formation and operating costs	$(190,582)	$(79,459)
Other segment income	436,036	37
Net Income (loss)	$245,454	$(79,422)

Key Asset Metric Reviewed by CODM

The measure of segment assets is total assets as reported on the balance sheet. The CODM also monitors Investments held in Trust Account as a key component of the Company’s total assets.

	December 31, 2025	December 31, 2024
Cash and investments held in trust account	$60,429,224	$-

Goodvision Inc [Member]
SegmentInformationLineItem [Line Items]
SEGMENT INFORMATION

Note 11. Segment and Geographical Information

The Company operates as a single reportable operating segment, providing integrated, managed cloud and artificial intelligence-related services to enterprise and institutional customers. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, reviews the consolidated statements of operations as a whole for purposes of allocating resources and assessing performance. The measure of segment profitability reviewed by the CODM is gross profit, as reported on the condensed consolidated statements of operations.

The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, and applied it retrospectively to all periods presented; the adoption did not change the Company’s identification of its single operating and reportable segment. The significant segment expense category regularly provided to the CODM and included in the measure of segment profit is cost of revenue. The following table presents the Company’s segment revenue, the significant segment expense, and segment gross profit, together with a reconciliation to consolidated net loss, for the periods indicated:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2026	2025	2026	2025
Revenue	$13,450,654	$2,088,748	$24,004,468	$4,820,747
Cost of revenue (significant segment expense)	(12,018,490)	(2,116,228)	(22,007,759)	(4,787,640)
Segment gross profit (loss)	$1,432,164	$(27,480)	$1,996,709	$33,107
General and administrative expenses	(1,381,781)	(37,600)	(2,683,107)	(50,623)
Interest and other income, net	700	—	720	9,138
Interest expense	(4,446)	—	(4,706)	—
Income tax benefit	—	14,512	—	1,868
Consolidated net income (loss)	$46,637	$(50,568)	$(690,384)	$(6,510)

The Company’s revenues disaggregated by service offering are presented in Note 5. The Company’s two service offerings — managed cloud services and AI inference services — are delivered through a single integrated operating model and share substantially the same customers, delivery infrastructure, and management.

of total revenues, Revenues are attributed to individual countries based on the location of the customer. Revenues by country for the periods presented were as follows: for the three months ended June 30, 2026, $11,685,572 (86.9% of total revenues) from customers located in Canada, $1,541,242 (11.5%) from customers located in the United States, the Company’s country of domicile, and $223,771 (1.7%) from customers located in other countries; for the nine months ended June 30, 2026, $20,486,696 (85.3%) from Canada, $3,220,395 (13.4%) from the United States and $297,322 (1.2%) from other countries; for the three months ended June 30, 2025, $1,368,589 (65.5%) from Canada, $718,892 (34.4%) from the United States and $1,267 (0.1%) from other countries; and for the nine months ended June 30, 2025, $4,100,405 (85.0%) from Canada, $718,892 (14.9%) from the United States and $1,516 (less than 0.1%) from other countries. No individual country included within other countries accounted for a material portion of total revenues in any period presented Substantially all long-lived assets are located in the United States as of June 30, 2026 and September 30, 2025.

8.	SEGMENT INFORMATION

The Company applies the guidance in ASC 280, Segment Reporting. Operating segments are identified based on the information reviewed by the Company’s chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company operates as one reportable operating segment, and therefore no segment profit or loss, asset, or liability information is presented separately.

Substantially all of the Company’s revenues for the years ended September 30, 2025 and 2024 were derived from customers located in California.